INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [Abstract]
Major Components Of Income Tax Expenses [Text Block]

The income tax expense for the years ended on December 31, 2019, 2018 and 2017 comprises the following:

	December 31,		December 31,		December 31,
	2019		2018		2017
Current period income tax	Ps.	1,564,056	Ps.	1,746,881	Ps.	1,276,458
Income tax surcharge (1)		—		95,630		151,980
Subtotal current period taxes	Ps.	1,564,056	Ps.	1,842,511	Ps.	1,428,438
Prior years adjustments (2)		(16,931)		(74,230)		(117,568)
Adjustment due to settlement of uncertain tax positions from prior years		(22,113)		24,277		(7,367)
Deferred taxes
Deferred taxes current period		647,718		357,032		449,291
Deferred taxes - Prior years adjustments (3)		(86,473)		—		—
Subtotal deferred taxes	Ps.	561,245	Ps.	357,032	Ps.	449,291
Total	Ps.	2,086,257	Ps.	2,149,590	Ps.	1,752,794
(1)	The income tax surcharge applicable to financial entities was declared unconstitutional for the year 2019.
(2)

In the year 2018 tax recovery includes Ps. 50,316 in Banco de Occidente. It was generated by the use of presumptive excesses of CREE for the years 2013 and 2014; it also includes Ps.17,812 in Corficolombiana for the reimbursement of income tax mainly from Episol and PISA Concessionaire. In the year 2017, it includes a Ps. 109,632 tax recovery at Banco de Bogotá for the years 2014, 2015 and 2016.

(3)

The figure corresponds to the recovery originated on the deferred tax reversal on the property, plant and equipment which had been subject to a tax base update in accordance to the rules of the normalization tax. Banco de Occidente recorded a recovery of Ps. 63,849 and Banco Popular of Ps. 24,914.

Reconciliation Between Effective Income Tax Explanatory [Text Block]

	Years ended on:
	December 31,		December 31,		December 31,
	2019		2018		2017
Profit before income tax	Ps.	7,451,711	Ps.	7,334,141	Ps.	4,915,227
Enacted tax rate in Colombia		33%		37%		40%
Theoretical income tax expense		2,459,065		2,713,632		1,966,091
Nondeductible expenses		484,615		373,918		387,933
Tax losses considered non recoverable for income tax purpose		54,698		100,249		96,266
Presumptive income considered non recoverable for income tax purpose		7,071		33,296		7,991
Wealth tax		—		—		40,762
Nontaxable dividends		(24,172)		(23,457)		(19,587)
Nontaxable income under equity method in associates		(69,399)		(39,901)		(68,026)
Profit (loss) on sales or appraisal of investment		(1,167)		(2,148)		(16,584)
Nontaxable interest income and other income		(19,088)		(212,992)		(137,312)
Other nontaxable income		(339,253)		(167,091)		(155,010)
Revenues taxable at different tax rate		(5,851)		15,378		(658)
Difference from expenses deductibles at different tax rate		—		(11,060)		(11,822)
Tax benefits in the acquisition of property and equipment		(42,375)		(22,715)		(20,585)
Tax Discounts (1)		(80,742)		—		—
Profits (losses) in Subsidiaries in tax free countries or with different tax rate		(116,155)		(168,117)		(200,661)
Effect on the deferred income tax due to changes in tax rates (2)		(129,172)		(308,534)		(38,574)
Prior year adjustments		(16,931)		(74,230)		(117,568)
Adjustments due to uncertain tax positions in previous year		(22,113)		24,277		(7,367)
Deferred taxes - Prior years adjustments		(86,473)		—		—
Other		33,699		(80,915)		47,505
Total tax expense of the year	Ps.	2,086,257	Ps.	2,149,590	Ps.	1,752,794
Effective income tax rate		28.00%		29.31%		35.66%
(1)

Corresponds to the industry and commerce tax that during 2019 could be used as a tax discount following the Law 1943 of 2018. Banco de Bogotá recorded Ps. 47,155, Banco de Occidente Ps. 7,068, Banco Popular Ps. 6,257, Banco AV Villas Ps. 10,444, Corficolombiana Ps. 8,498 and Grupo Aval Holding Ps. 1,230.

(2)

The effect is due to the application of the new tax rates established in Law 1943 of 2018, with which the deferred tax rates decreased from 33% to 30%. The impact on Corficolombiana was Ps. 233,865, in Banco de Bogotá it was Ps. 59,054, in Banco de Occidente Ps. 8,408, in Banco Av Villas Ps. 6,934 and in Banco Popular of Ps.362.

Tax Loss Carry Forward In Excess of Minimum Presumptive Income Explanatory [Text Block]

	December 31,		December 31,
	2019		2018
Tax loss carry forwards expiring on:
December 31, 2022	Ps.	—	Ps.	66
December 31, 2024		15		—
December 31, 2025		—		1,216
December 31, 2029		174,370		173,118
December 31, 2030		279,545		271,685
December 31, 2031		156,521		—
December 31, 2032		4,293		—
Without expiration date		431,428		458,499
Subtotal	Ps.	1,046,172	Ps.	904,584

Excess of presumptive income expiring on:
December 31, 2019	Ps.	—	Ps.	61,152
December 31, 2020		44,318		45,738
December 31, 2021		60,302		61,296
December 31, 2022		51,056		51,077
December 31, 2023		58,965		48,218
December 31, 2024		28,380		—
Subtotal	Ps.	243,021	Ps.	267,481
Total	Ps.	1,289,193	Ps.	1,172,065

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]

Year ended on December 31, 2019

	Balance as of		Change in		Credited		Credited				Balance as of
	December 31,		accounting		(charged) to		(charged) to		Foreign exchange		December 31,
	2018		policies		profit or loss		OCI		adjustments		2019
Deferred tax assets
Debt securities at fair value	Ps.	29,650	Ps.	—	Ps.	(14,680)	Ps.	(4,540)	Ps.	844	Ps.	11,274
Equity securities at fair value		622		—		(1,129)		872		—		365
Derivative instruments		73,154		—		68,038		15,351		—		156,543
Allowance of investments securities		136		—		37		—		—		173
Accounts receivable		—		—		147		—		—		147
Allowance for accounts receivable		41,390		—		8,750		—		4		50,144
Loans and receivables		14,917		—		(13,440)		—		173		1,650
Allowance for impairment on loans and receivables		159,169		—		54,517		—		(1,463)		212,223
Allowance for foreclosed assets		2,927		—		(1,203)		—		132		1,856
Property, plant and equipment costs		284,111		—		16,749		—		3,908		304,768
Depreciation of property, plant and equipment		20,903		—		15,180		—		—		36,083
Investment property		—		—		18,323		—		—		18,323
Deferred charges and of intangible assets		168,856		—		(69,272)		—		—		99,584
Tax losses carry forward		299,201		—		(24,518)		(240,420)		22,253		56,516
Surplus of presumptive income		4,670		—		991		—		—		5,661
Provisions		189,882		—		35,111		—		(1,755)		223,238
Employee benefits		131,783		—		(27,270)		15,308		546		120,367
Goodwill		—		—		859		—		—		859
Deferred Income		2,587		—		(2,587)		—		—		—
Financial assets in concession contracts		158,645		—		89,238		—		—		247,883
Biological assets		104		—		282		(166)		—		220
Lease agreements		8,592		649,307		(74,500)		—		3,480		586,879
Other		271,950		—		(3,989)		18,102		(595)		285,468
Subtotal	Ps.	1,863,249	Ps.	649,307	Ps.	75,633	Ps.	(195,492)	Ps.	27,527	Ps.	2,420,224

Deferred tax liabilities
Debt securities at fair value	Ps.	(49,937)	Ps.	—	Ps.	43,565	Ps.	(65,399)	Ps.	(3,343)	Ps.	(75,114)
Equity securities at fair value		(115,877)		—		20,716		(10,773)		432		(105,502)
Derivative instruments		(17,565)		—		17,410		(10,272)		3,163		(7,264)
Accounts receivable		(287,526)		—		195,426		—		—		(92,100)
Allowance of investments securities		(23,150)		—		(62,434)		—		—		(85,584)
Loans and receivables		(63,567)		—		25,769		—		(288)		(38,086)
Allowance for impairment on loans and receivables		(270,947)		—		(163,948)		—		2,188		(432,707)
Foreclosed assets		(92,416)		—		2,140		—		—		(90,276)
Provision for foreclosed assets		(109,092)		—		100,172		—		309		(8,611)
Property plant and equipment costs		(357,384)		—		54,139		—		8,942		(294,303)
Depreciation of property, plant and equipment		(170,138)		—		(86,092)		—		(9,275)		(265,505)
Investment property		—		—		(69,732)		(333)		—		(70,065)
Right-of-use		—		(636,017)		144,618		—		(3,524)		(494,923)
Deferred charges and of intangible assets		(621,878)		—		539,796		—		—		(82,082)
Provisions		(24,280)		—		21,285		—		(6,413)		(9,408)
Employee benefits		—		—		(28,020)		322		206		(27,492)
Goodwill		(193,030)		—		(29,483)		—		—		(222,513)
Deferred Income		(116,034)		—		(11,189)		—		—		(127,223)
Financial assets in concession arrangements		(898,741)		—		(1,182,031)		—		—		(2,080,772)
Biological assets		(23,333)		—		(4,371)		—		—		(27,704)
Lease agreements		(4,293)		—		(226,874)		—		—		(231,167)
Other		(243,665)		—		62,260		(1,235)		6,106		(176,534)
Subtotal	Ps.	(3,682,853)	Ps.	(636,017)	Ps.	(636,878)	Ps.	(87,690)	Ps.	(1,497)	Ps.	(5,044,935)
Total	Ps.	(1,819,604)	Ps.	13,290	Ps.	(561,245)	Ps.	(283,182)	Ps.	26,030	Ps.	(2,624,711)

Year ended on December 31, 2018

	Balance as of		Change in		Credited		Credited				Balance as of
	December 31,		accounting		(charged) to		(charged) to		Foreign exchange		December 31,
	2017		policies		profit or loss		OCI		adjustments		2018
Deferred tax assets
Debt securities at fair value	Ps.	8,081	Ps.	(2,431)	Ps.	18,840	Ps.	4,563	Ps.	597	Ps.	29,650
Equity securities at fair value		8		102		512		—		—		622
Derivative instruments		36,805		—		(102,681)		185,803		(46,773)		73,154
Allowance of investments securities		366		31		(264)		—		3		136
Allowance for accounts receivable		333		—		44,660		—		(3,603)		41,390
Loans and receivables		71,938		64,527		(121,072)		—		(476)		14,917
Allowance for impairment on loans and receivables		66,127		68,513		13,808		—		10,721		159,169
Allowance for other accounts receivable		4,649		—		(4,649)		—		—		—
Foreclosed assets		18,161		—		(15,474)		—		240		2,927
Property, plant and equipment costs		364,540		—		(77,625)		—		(2,804)		284,111
Depreciation of property, plant and equipment		11,993		—		8,854		—		56		20,903
Deferred charges and of intangible assets		145,625		—		23,233		—		(2)		168,856
Tax losses carry forward		332,354		—		365,698		(402,042)		3,191		299,201
Surplus of presumptive income		2,528		—		2,142		—		—		4,670
Provisions		197,963		(11,038)		2,163		—		794		189,882
Employee benefits		98,924		—		41,406		(9,394)		847		131,783
Deferred income		—		12,349		(9,762)		—		—		2,587
Financial assets in concession contracts		28,536		(6,322)		136,431		—		—		158,645
Biological assets		169		—		(65)		—		—		104
Lease agreements		8,042		—		625		—		(75)		8,592
Other		123,645		(102)		(6,161)		165,680		(11,112)		271,950
Subtotal	Ps.	1,520,787	Ps.	125,629	Ps.	320,619	Ps.	(55,390)	Ps.	(48,396)	Ps.	1,863,249

Deferred tax liabilities
Debt securities at fair value	Ps.	(44,492)	Ps.	9,555	Ps.	(14,843)	Ps.	26	Ps.	(183)	Ps.	(49,937)
Equity securities at fair value		(121,226)		(298)		7,361		2,084		(3,798)		(115,877)
Derivative instruments		(87,525)		—		23,187		—		46,773		(17,565)
Accounts receivable		(306,774)		(17)		17,677		1,588		—		(287,526)
Allowance of investments securities		(182)		57		(23,025)		—		—		(23,150)
Loans and receivables		(322,746)		3,668		256,357		—		(846)		(63,567)
Allowance for impairment on loans and receivables		(397,838)		204,100		(77,442)		—		233		(270,947)
Foreclosed assets		(72,209)		—		(20,314)		—		107		(92,416)
Provision for foreclosed assets		(41,654)		—		(67,096)		—		(342)		(109,092)
Property plant and equipment costs		(363,814)		—		11,305		—		(4,875)		(357,384)
Depreciation of property, plant and equipment		(179,877)		—		9,908		—		(169)		(170,138)
Deferred charges and of intangible assets		(107,721)		—		(514,157)		—		—		(621,878)
Provisions		(575)		—		(22,312)		304		(1,697)		(24,280)
Goodwill		(169,675)		—		(23,355)		—		—		(193,030)
Deferred Income		(40,534)		40,534		(116,034)		—		—		(116,034)
Financial assets in concession arrangements		(700,738)		(228,241)		30,238		—		—		(898,741)
Biological assets		(16,583)		—		(6,750)		—		—		(23,333)
Lease agreements		(32,636)		—		28,343		—		—		(4,293)
Other		(71,408)		(779)		(176,699)		(11,271)		16,492		(243,665)
Subtotal	Ps.	(3,078,207)	Ps.	28,579	Ps.	(677,651)	Ps.	(7,269)	Ps.	51,695	Ps.	(3,682,853)
Total	Ps.	(1,557,420)	Ps.	154,208	Ps.	(357,032)	Ps.	(62,659)	Ps.	3,299	Ps.	(1,819,604)

Year ended on December 31, 2017

	Balance as of		Credited		Credited				Balance as of
	December 31,		(charged) to		(charged) to		Foreign exchange		December 31,
	2016		profit or loss		OCI		adjustments		2017
Deferred tax assets
Debt securities at fair value	Ps.	62,627	Ps.	(30,580)	Ps.	(23,966)	Ps.	—	Ps.	8,081
Equity securities at fair value		1,583		(1,254)		(321)		—		8
Derivative instruments		78,740		(41,935)		—		—		36,805
Accounts receivable		16,278		(15,589)		—		10		699
Loans and receivables		6,014		65,924		—		—		71,938
Allowance for impairment on loans and receivables		105,573		(39,446)		—		—		66,127
Allowance for other accounts receivable		6,219		(1,570)		—		—		4,649
Financial assets in concession contracts		25,837		2,571		—		128		28,536
Foreclosed assets		4,846		13,315		—		—		18,161
Property, plant and equipment costs		296,269		68,271		—		—		364,540
Depreciation of property, plant and equipment		5,699		6,294		—		—		11,993
Biological assets		101		68		—		—		169
Deferred charges and of intangible assets		113,817		30,922		—		886		145,625
Tax losses carry forward		385,855		(53,556)		—		55		332,354
Surplus of presumptive income		19,480		(16,952)		—		—		2,528
Provisions		212,695		(17,649)		—		2,917		197,963
Employee benefits		104,606		(29,658)		23,976		—		98,924
Deferred income		113,380		(113,380)		—		—		—
Lease agreements		9,160		(1,118)		—		—		8,042
Other		69,022		52,233		935		1,455		123,645
Subtotal	Ps.	1,637,801	Ps.	(123,089)	Ps.	624	Ps.	5,451	Ps.	1,520,787

Deferred tax liabilities
Debt securities at fair value	Ps.	(27,278)	Ps.	29,105	Ps.	(46,319)	Ps.	—	Ps.	(44,492)
Equity securities at fair value		(100,484)		302		33		(21,077)		(121,226)
Unrealized profits of foreign subsidiaries		(22,029)		—		—		22,029		—
Derivative instruments		(67,974)		(15,190)		(4,361)		—		(87,525)
Accounts receivable		(260,621)		(46,335)		—		182		(306,774)
Allowance of investments securities		—		—		—		(182)		(182)
Loans and receivables		(268,747)		(53,999)		—		—		(322,746)
Allowance for impairment on loans and receivables		(275,785)		(122,053)		—		—		(397,838)
Foreclosed assets		(46,783)		(25,426)		—		—		(72,209)
Provision for foreclosed assets		(37,798)		(3,856)		—		—		(41,654)
Property plant and equipment costs		(400,180)		36,404		—		(38)		(363,814)
Depreciation of property, plant and equipment		(209,549)		30,948		—		(1,276)		(179,877)
Deferred charges and of intangible assets		(60,598)		(47,123)		—		—		(107,721)
Provisions		(471)		(62)		116		(158)		(575)
Goodwill		(86,036)		(83,639)		—		—		(169,675)
Deferred Income		(34,613)		(5,921)		—		—		(40,534)
Financial assets in concession arrangements		(718,496)		20,548		—		(2,790)		(700,738)
Biological assets		(6,806)		(9,777)		—		—		(16,583)
Lease agreements		—		—		—		(32,636)		(32,636)
Other		(65,400)		(30,128)		(11,053)		35,173		(71,408)
Subtotal	Ps.	(2,689,648)	Ps.	(326,202)	Ps.	(61,584)	Ps.	(773)	Ps.	(3,078,207)
Total	Ps.	(1,051,847)	Ps.	(449,291)	Ps.	(60,960)	Ps.	4,678	Ps.	(1,557,420)

Disclosure of deferred taxes [text block]

	Gross Deferred tax					Balances on Statement
December 31, 2019	amounts		Offset			of financial position
Deferred tax asset	Ps.	2,420,224	Ps.	(2,173,626)	Ps.	246,598
Deferred tax liability		(5,044,935)		2,173,626		(2,871,309)
Net	Ps.	(2,624,711)	Ps.	—	Ps.	(2,624,711)

	Gross Deferred tax					Balances on Statement
December 31, 2018	amounts		Offset			of financial position
Deferred tax asset	Ps.	1,863,249	Ps.	(1,521,911)	Ps.	341,338
Deferred tax liability		(3,682,853)		1,521,911		(2,160,942)
Net	Ps.	(1,819,604)	Ps.	—	Ps.	(1,819,604)

Grupo Aval estimates to recover its income tax assets and settle its income tax liabilities as shown below:

Deferred tax		December 31, 2019		December 31, 2018
Deferred tax asset recoverable before 12 months	Ps.	385,937	Ps.	399,074
Deferred tax asset recoverable after 12 months		2,034,287		1,464,175
Total Deferred tax asset	Ps.	2,420,224	Ps.	1,863,249

Deferred tax liability to settle before 12 months	Ps.	(1,232,899)	Ps.	(917,965)
Deferred tax liability to settle after 12 months		(3,812,036)		(2,764,888)
Total Deferred tax liability	Ps.	(5,044,935)	Ps.	(3,682,853)

Current tax		December 31, 2019		December 31, 2018
Current tax asset recoverable before 12 months	Ps.	987,830	Ps.	650,879
Current tax asset recoverable after 12 months		321,891		150,469
Total Current tax asset	Ps.	1,309,721	Ps.	801,348

Current tax liability to settle before 12 months	Ps.	(698,901)	Ps.	(507,555)
Current tax liability to settle after 12 months		(102,886)		(113,412)
Total Current tax liability	Ps.	(801,787)	Ps.	(620,967)

Disclosure of detailed information about the effects of the current and deferred income taxes in each component of Other Comprehensive Income [Text Block]

	December 31, 2019
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
Items that will be reclassified to profit or loss	before taxes		income		income		Net
Hedging of net investments in foreign subsidiaries operations	Ps.	95,329	Ps.	—	Ps.	145	Ps.	95,474
Hedging derivatives in foreign currency		(50,318)		—		18,221		(32,097)
Hedging financial liabilities in foreign currency		(47,942)		247,153		(229,627)		(30,416)
Cash Flow hedging		13,469		—		(4,988)		8,481
Foreign currency translation differences for foreign operations		128,135		—		(1,235)		126,900
Investment in associates and join ventures		(9,061)		—		—		(9,061)
Debt financial instruments		426,300		—		(69,707)		356,593
Subtotal Items that will be reclassified to profit or loss	Ps.	555,912	Ps.	247,153	Ps.	(287,191)	Ps.	515,874

Items that will not be reclassified to profit or loss
Effect of moving investment properties for own use	Ps.	5,288	Ps.	—	Ps.	(333)	Ps.	4,955
Equity financial instruments		237,781		—		(11,288)		226,493
Actuarial gains (losses) from defined benefit pension plans		(61,222)		—		15,630		(45,592)
Subtotal Items that will not be reclassified to profit or loss	Ps.	181,847	Ps.	—	Ps.	4,009	Ps.	185,856
Total “other comprehensive income” during the period	Ps.	737,759	Ps.	247,153	Ps.	(283,182)	Ps.	701,730

	December 31, 2018
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
Items that will be reclassified to profit or loss	before taxes		Income		income		Net
Hedging of net investments in foreign subsidiaries operations	Ps.	1,124,732	Ps.	—	Ps.	—	Ps.	1,124,732
Hedging derivatives in foreign currency		(547,310)		372,715		(227,807)		(402,402)
Hedging financial liabilities in foreign currency		(576,881)		—		176,378		(400,503)
Cash Flow hedging		(19,789)		—		6,697		(13,092)
Foreign currency translation differences for foreign operations		(299,804)		—		(16,006)		(315,810)
Investment in associates and joint ventures		(107,084)		—		11,554		(95,530)
Debt financial instruments		22,400		—		(393)		22,007
Subtotal Items that will be reclassified to profit or loss	Ps.	(403,736)	Ps.	372,715	Ps.	(49,577)	Ps.	(80,598)

Items that will not be reclassified to profit or loss
Asset revaluation	Ps.	—	Ps.	—	Ps.	—	Ps.	—
Equity financial instruments		(134,084)		—		(5,891)		(139,975)
Actuarial gains (losses) from defined benefit pension plans		18,013		—		(7,191)		10,822
Subtotal Items that will not be reclassified to profit or loss	Ps.	(116,071)	Ps.	—	Ps.	(13,082)	Ps.	(129,153)
Total “other comprehensive income” during the period	Ps.	(519,807)	Ps.	372,715	Ps.	(62,659)	Ps.	(209,751)

	December 31, 2017
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
Items that will be reclassified to profit or loss	before taxes		Income		income		Net
Hedging of net investments in foreign subsidiaries operations	Ps.	(47,197)	Ps.	—	Ps.	—	Ps.	(47,197)
Hedging derivatives in foreign currency		16,832		—		(5,554)		11,278
Hedging financial liabilities in foreign currency		30,568		—		(11,065)		19,503
Cash Flow hedging		(2,340)		—		969		(1,371)
Foreign currency translation differences for foreign operations		(91,497)		(12,657)		956		(103,198)
Debt financial instruments		284,480		—		(69,743)		214,737
Investment in associates and joint ventures		1,128		—		116		1,244
Subtotal Items that will be reclassified to profit or loss	Ps.	191,974	Ps.	(12,657)	Ps.	(84,321)	Ps.	94,996

Items that will not be reclassified to profit or loss
Asset revaluation	Ps.	—	Ps.	—	Ps.	—	Ps.	—
Equity financial instruments		57,245		—		(720)		56,525
Actuarial gains (losses) from defined benefit pension plans		(100,232)		—		24,081		(76,151)
Subtotal Items that will not be reclassified to profit or loss	Ps.	(42,987)	Ps.	—	Ps.	23,361	Ps.	(19,626)
Total “other comprehensive income” during the period	Ps.	148,987	Ps.	(12,657)	Ps.	(60,960)	Ps.	75,370

Disclosure of detailed information about uncertainties in open tax positions [Text Block]

	December 31, 2019		December 31, 2018
Banco de Bogotá	Ps.	99,808	Ps.	113,345
Banco de Occidente		7,358		6,095
Corficolombiana		—		2,392
Total	Ps.	107,166	Ps.	121,832

Disclosure of detailed information about the roll forward of tax uncertainties [Text Block]

	December 31,		December 31,		December 31,
	2019		2018		2017
Balance at the beginning of the year	Ps.	121,832	Ps.	94,692	Ps.	104,156
Provisions increased during the year		837		11,904		18,039
Provisions used		(4,301)		(1,088)		(873)
Amounts reversed due to provisions not used		(135)		(2,960)		(32,010)
Financial cost		(19,904)		16,421		7,477
Foreign exchange adjustments		8,836		2,863		(2,097)
Balance at the end of the year	Ps.	107,166	Ps.	121,832	Ps.	94,692

Disclosure of detailed information about the expiry of tax uncertainties [Text Block]

	December 31,		December 31,
Year	2019		2018
2019	Ps.	—	Ps.	3,006
2020		—		27,968
2021		33,869		30,478
2022		36,049		27,276
2023		30,221		31,373
2024		2,445		1,579
2025		1,391		152
2026		2,736		—
2027		179		—
2028		277		—
Total	Ps.	107,166	Ps.	121,832